FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	$ 898,681	$ 688,098
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	908,241	696,226
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	9,560	8,128
Lease receivable
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	17,247	16,314
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	17,247	16,314
Lease receivable | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	0	0
Sundry debtors
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	9,531	8,615
Sundry debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	11,056	10,464
Sundry debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,525	1,849
Other receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	68,459	222,945
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	69,463	223,956
Prepayments
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	60,789	61,930
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	60,789	61,930
Net subtotal
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,054,707	997,902
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,066,796	1,008,890
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	12,089	10,988
Provision for doubtful other receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,004	1,011
Trade receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	36	36
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,244	1,521
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,208	1,485
Lease receivable
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	50,440	64,611
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	50,440	64,611
Lease receivable | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	0	0
Sundry Debtors
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	10,675	9,705
Sundry Debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	10,675	9,705
Sundry Debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	0	0
Other receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,908	25,272
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,908	25,272
Prepayments
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	2,676	8,877
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	2,676	8,877
Provision for doubtful other receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	0	0
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	65,735	108,501
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	66,943	109,986
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	$ 1,208	$ 1,485